Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Millburn Multi-Markets Fund L.P. [Member]
NET INVESTMENT LOSS
INCOME - interest income	$ 134,440	$ 287,273
Expenses:
Management fees	2,344,823	3,519,872
Brokerage commissions	460,073	949,326
Selling commissions and platform fees	2,124,522	3,063,298
Administrative and operating expenses	614,707	880,918
Custody fees	28,159	38,385
Total expenses	5,572,284	8,451,799
Net investment loss	(5,437,844)	(8,164,526)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	23,211,774	(8,472,132)
Foreign exchange translation	27,516	(128,019)
Net change in unrealized:
Futures and forward currency contracts	(1,302,718)	1,329,068
Foreign exchange translation	(122,549)	(9,784)
Net gains (losses) from U.S. Treasury notes:
Realized	7,041	3,784
Net change in unrealized	(18,154)	(24,108)
Net realized and unrealized gains (losses) allocated from the Master Fund	21,802,910	(7,301,191)
NET INCOME (LOSS)	16,365,066	(15,465,717)
LESS PROFIT SHARE ALLOCATION FROM THE MASTER FUND
NET INCOME (LOSS) AFTER PROFIT SHARE	16,365,066	(15,465,717)
Millburn Multi-Markets Trading L.P. [Member]
NET INVESTMENT LOSS
INCOME - interest income	219,069	442,045
Expenses:
Management fees	2,947,702	4,385,318
Brokerage commissions	750,088	1,465,468
Selling commissions and platform fees	2,140,468	3,095,844
Administrative and operating expenses	962,330	1,215,297
Custody fees	45,322	58,483
Total expenses	6,845,910	10,220,410
Operating expenses borne by General Partner	(123,162)	(52,085)
Net expenses	6,722,748	10,168,325
Net investment loss	(6,503,679)	(9,726,280)
Net realized gains (losses) on closed positions:
Futures and forward currency contracts	39,486,646	(13,147,152)
Foreign exchange translation	36,034	(189,970)
Net change in unrealized:
Futures and forward currency contracts	(3,686,107)	2,064,775
Foreign exchange translation	(164,561)	(15,411)
Net gains (losses) from U.S. Treasury notes:
Realized	12,739	5,463
Net change in unrealized	(25,066)	(39,322)
Net realized and unrealized gains (losses) allocated from the Master Fund	35,659,685	(11,321,617)
NET INCOME (LOSS)	29,156,006	(21,047,897)
LESS PROFIT SHARE TO GENERAL PARTNER	463,212	9,932
NET INCOME (LOSS) AFTER PROFIT SHARE	$ 28,692,794	$ (21,057,829)